Cover	6 Months Ended
Jun. 30, 2022
Entity Addresses [Line Items]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Amendment No. 1
Entity Registrant Name	Shepherd’s Finance, LLC
Entity Central Index Key	0001544190
Entity Primary SIC Number	6153
Entity Tax Identification Number	36-4608739
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	13241 Bartram Park Blvd
Entity Address, Address Line Two	Suite 2401
Entity Address, City or Town	Jacksonville
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32258
City Area Code	(302)
Local Phone Number	752-2688
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	13241 Bartram Park Blvd
Entity Address, Address Line Two	Suite 2401
Entity Address, City or Town	Jacksonville
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32258
City Area Code	(302)
Local Phone Number	752-2688
Contact Personnel Name	Daniel M. Wallach